Pension and Other Employee Benefits - Summary of Expected Future Settlements of Defined Contribution Plans (Detail) ₱ in Millions	Dec. 31, 2021 PHP (₱)
Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 373
2023 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	427
2024 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	597
2025 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	888
2026 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	1,275
Later than five years [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	13,763
Defined Contribution Plans [Member] | Less than 1 year [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	88
Defined Contribution Plans [Member] | 2023 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	108
Defined Contribution Plans [Member] | 2024 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	162
Defined Contribution Plans [Member] | 2025 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	209
Defined Contribution Plans [Member] | 2026 [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	234
Defined Contribution Plans [Member] | Later than five years [member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Expected future settlements by Plan of maturing defined benefit obligation	₱ 1,877